EMPLOYEE BENEFIT PLANS (Tables)	12 Months Ended
Dec. 31, 2010
Defined Benefit Pension Plans And Defined Benefit Postretirement Plans Disclosure Tables [Abstract]
EMPLOYEE BENEFIT PALNS

	2008	2009	2010
	(EUR in thousands)
Service cost	11,857	15,918	17,546
Interest cost	19,066	21,695	22,519
Expected return on plan assets	(12,809)	(2,281)	(2,968)
Amortization of actuarial losses	1,132	17,816	14,883
Amortization of prior year cost	97	1,769	294
Costs of additional benefits	22,611	29,466	9,821
Net periodic pension cost	41,954	84,383	62,095

	2008	2009	2010
Discount rate	5.4%	5.4%	5.2%
Expected return on plan assets	7.2%	6.1%	6.4%
Rate of compensation increase	4.6%	5.3%	5.1%

To set the expected long-term rate of return assumptions the Group uses forward looking assumptions. In particular, as regards Greek equities, the Group used the return on 10-year government bonds as at the end of the reporting period plus an equity risk premium based on a basket of company shares listed on the Athens Stock Exchange. As regards Deposit Administration Fund assets, the 10-year term deposit EUR rate is used, adjusted for past return experience.

The aggregated funding status recognized in the consolidated balance sheet is reconciled below as follows for the years ended December 31:
	2008	2009	2010
	(EUR in thousands)
Change in pension benefit obligation (“PBO”):
PBO, beginning of year	413,441	482,069	472,896
Service cost	11,857	15,918	17,546
Interest cost	19,066	21,695	22,519
Employee contributions	7,093	6,752	6,353
Actuarial loss/(gain)	85,140	14,016	(30,682)
Adjustment for disposal and other	993	(1,566)	1,291
Benefits paid from the Fund	(53,624)	(56,795)	(68,744)
Benefits paid directly by the Group	(17,197)	(25,610)	(25,552)
Settlements/Terminations/Curtailments	13,737	15,085	6,418
Prior service cost arising over last period	1,563	1,332	98
PBO, end of year	482,069	472,896	402,143

	2008	2009	2010
	(EUR in thousands)
Change in plan assets:
Fair value, beginning of year	183,193	68,001	68,968
Actual return on assets	(94,782)	19,517	(31,839)
Employer contributions	26,360	38,713	127,472
Employee contributions	7,093	6,752	6,353
Expenses	(239)	(7,220)	-
Benefits paid	(53,624)	(56,795)	(68,744)
Fair value, end of year	68,001	68,968	102,210

Increased employer contributions paid by the Group relate to advanced funds to a funded plan in excess of the EUR 20.3 million total expected contributions, which will be repaid by the plan in the future.

The amounts recognized in the statement of financial position at December 31, are as follows:
	2008	2009	2010
Funded status, end of year	(414,069)	(403,928)	(299,933)

The weighted-average assumptions used in determining the benefit obligation of such plans at December 31 are as follows:
	2008	2009	2010
Discount rate	5.4%	5.2%	5.3%
Rate of compensation increase	5.3%	5.1%	3.4%
Pension increase	2.5%	2.5%	2.5%

Additional year-end information for pension plans with accumulated benefit obligations in excess of plan assets at December 31:
	2008	2009	2010
	(EUR in thousands)
Projected benefit obligation	482,069	472,896	402,143
Accumulated benefit obligation	378,144	369,281	328,602
Fair value of plan assets	68,001	68,968	102,210

The amounts recognized in accumulated "Other Comprehensive Income" at December 31 are as follows:

	2008	2009	2010
	(EUR in thousands)
Net actuarial losses	215,115	184,321	170,532
Prior Service cost	1,886	2,340	1,756

Other Changes in Plan Assets and Benefit Obligations recognized in Other comprehensive income / (loss) at December 31 are as follows:

	2008	2009	2010
	(EUR in thousands)
Net Loss / (Gain)	192,731	(3,220)	4,125
Prior Service Cost / (Credit)	1,563	2,223	98
Amortization of (Losses) / Gains	(6,542)	(27,574)	(18,340)
Amortization of Prior Service Cost	(97)	(1,769)	(396)
Total recognized on Other comprehensive income / (loss)	187,655	(30,340)	(14,513)

	2009		2010		2011
	Amount	Proportion	Amount	Proportion
	(EUR in thousands)		(EUR in thousands)
Equity securities	54,868	80%	28,885	28%	30%–60%
Other	14,100	20%	73,325	72%	40%–70%
Total	68,968	100%	102,210	100%

Benefit
payments projected
(EUR in thousands)
2011	58,505
2012	22,876
2013	23,609
2014	28,606
2015	33,077
2016-2020	201,609
In 2011, the Group is expected to make EUR 15.8 million in contributions to funded plans and EUR 14.9 million in retirement indemnities.